Statement of Additional Information Supplement

November 20, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated November 20, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

Active International Allocation Portfolio

China Equity Portfolio

Emerging Markets Small Cap Portfolio

The table in the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

Name	Frequency[1]	Lag Time
Service Providers
State Street Bank and Trust Company	Daily basis	Daily
BlackRock Financial Management Inc.[2]	Daily basis	[3]
KellyCo Marketing	Monthly basis and Quarterly basis	Varying lag times after the date of the information
Commcise Software Limited	Monthly basis	Approximately three business days
Virtu Financial, Inc. (formerly known as ITG Inc.)	Monthly basis	Approximately three business days
R.R. Donnelley & Sons Company	Monthly basis and Quarterly basis	Varying lag times after the date of the information
Toppan Merrill[4]	Semi-Annual basis	Approximately 15 business days after month end
Clients
Baylor University[5]	Monthly basis	Approximately 15 days
Fund Rating Agencies
Lipper	Monthly basis	Approximately six business days after month end
Consultants and Analysts
Aon Hewitt Inc.[6]	Monthly basis	Approximately 30 days after month end
Portfolio Analytics Providers
Bloomberg Finance, L.P.	Daily basis	Daily
FactSet Research Systems, Inc.	Daily basis	Daily
FX Transparency LLC	Quarterly basis	Approximately three-four weeks after quarter end
BestX Ltd.	Daily basis	Daily
Essentia Analytics Inc.[7]	Daily basis	One day

1  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

2  With respect to the Emerging Markets Fixed Income Opportunities and Multi-Asset Portfolios, only.

3  Information will typically be provided on a real time basis or as soon thereafter as possible.

4  With respect to the Advantage, Asia Opportunity, Counterpoint Global, Developing Opportunity, Global Advantage, Global Endurance, Global Opportunity, Global Permanence, Growth, Inception, International Advantage, International Opportunity and Permanence Portfolios, only.

5  With respect to the International Opportunity Portfolio, only.

6  With respect to the Global Franchise Portfolio, only.

7  With respect to the Active International Allocation, China Equity, Emerging Markets Leaders and Emerging Markets Small Cap Portfolios, only.

Please retain this supplement for future reference.